Discontinued Operations	3 Months Ended
Nov. 30, 2020
Discontinued Operations And Disposal Groups Abstract
Discontinued Operations
21.	Discontinued Operations

On November 19, 2020 the Company entered a definitive asset sale agreement through its wholly owned subsidiary Lexaria Canpharm ULC to sell certain non-core business assets for gross proceeds of C$3,850,000.

The financial results of the group of assets sold are presented as income (loss) from discontinued operations, net of income taxes in our consolidated statement of income. The following table presents financial results of the assets:

	THREE MONTHS ENDED
	November 30	November 30
	2020	2019
Revenue	$3,000	$51,750
Operating Expenses	—	406
Net Income	$3,000	$51,344

The following table presents cash flows of discontinued operations:

	THREE MONTHS ENDED
	November 30	November 30
	2020	2019
Cash flows used in discontinued operating activities
Net income	$3,000	$51,344
Change in working capital	55,667	(97,742)
Net cash used in discontinued operating activities	$58,667	$(46,398)

Net cash provided by (used in) discontinued operations	58,667	(46,398)

The following table presents the aggregate carrying amounts of the classes of assets and liabilities of discontinued operations of the assets:

	November 30	August 31
	2020	2020
Current Assets
Accounts receivable	$49,333	$105,250
Total assets classified as discontinued operations in the consolidated balance sheet	49,333	105,250

Current Liabilities
Accounts payable	$—	$250
Total liabilities classified as discontinued operations in the consolidated balance sheet	—	250